Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Shares Used in Computing Basic and Diluted Earnings Per Share
In the following table, we present shares used in computing basic and diluted earnings per share for Fiscal 2018, Fiscal 2017 and Fiscal 2016:

(Thousands of shares)	2018	2017	2016
Weighted-average common shares outstanding for basic computation	173,908	173,662	173,154
Incremental shares issuable for stock options and common stock awards (a)	2,997	3,497	2,418
Weighted-average common shares outstanding for diluted computation	176,905	177,159	175,572

(a)
For Fiscal 2018, Fiscal 2017 and Fiscal 2016, there were 0 shares, 146 shares and 38 shares, respectively, associated with outstanding stock option awards that were not included in the computation of diluted earnings per share above because their effect was antidilutive.

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of the total cash, cash equivalents and restricted cash reported on the Consolidated Balance Sheets to the corresponding amounts reported on the Consolidated Statements of Cash Flows.

	Cash, Cash Equivalents and Restricted Cash
	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015
Cash and cash equivalents	$452.6	$558.4	$502.8	$369.7
Restricted cash	9.6	10.3	15.6	69.3
Cash, cash equivalents and restricted cash	$462.2	$568.7	$518.4	$439.0

Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of the total cash, cash equivalents and restricted cash reported on the Consolidated Balance Sheets to the corresponding amounts reported on the Consolidated Statements of Cash Flows.

	Cash, Cash Equivalents and Restricted Cash
	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015
Cash and cash equivalents	$452.6	$558.4	$502.8	$369.7
Restricted cash	9.6	10.3	15.6	69.3
Cash, cash equivalents and restricted cash	$462.2	$568.7	$518.4	$439.0

Estimated Useful Lives by Type
September 30, 2018, estimated useful lives by asset type were as follows:

Asset Type	Minimum Estimated Useful Life (in years)	Maximum Estimated Useful Life (in years)
Buildings and improvements	10	40
Equipment, primarily cylinders and tanks	5	30
Electricity generation facilities	25	40
Pipeline and related assets	25	40
Transportation equipment and office furniture and fixtures	3	10
Computer software	1	10
Property, plant and equipment comprise the following at September 30:

	2018	2017
Utilities:
Distribution	$3,106.6	$2,835.3
Transmission	97.1	96.4
Work in process	130.9	112.6
General and other	281.7	241.0
Total Utilities	3,616.3	3,285.3

Non-utility:
Land	191.4	180.1
Buildings and improvements	364.9	351.2
Transportation equipment	257.1	289.3
Equipment, primarily cylinders and tanks	3,375.4	3,529.4
Electric generation	319.5	310.0
Pipeline and related assets	473.0	454.5
Work in process	57.9	95.3
Other	306.6	354.8
Total non-utility	5,345.8	5,564.6
Total property, plant and equipment	$8,962.1	$8,849.9

Average Composite Depreciation Rates	The average composite depreciation rates at our Gas Utility and Electric Utility for Fiscal 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Gas Utility	2.3%	2.2%	2.2%
Electric Utility	2.2%	2.4%	2.5%